Assumptions of Black-Scholes Option Pricing Model Used to Estimate Fair Value of Options Granted (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	69.10%
Expected volatility, maximum	87.20%
Risk-free interest rate, minimum	0.48%
Risk-free interest rate, maximum	0.79%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	$ 5.20
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	1 year 4 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 8 months 16 days